Investment In Associate	12 Months Ended
Dec. 31, 2022
Investment In Associate [Abstract]
Investment in associate
4.	Investment in associate

During the year ended December 31, 2020, the Company acquired 12,000,000 shares of Group 11 Technologies Inc. (“Group 11”), a US-based technology firm, representing 40% of the issued and outstanding shares of Group 11. The Company advanced $750,000 in accordance with the Letter of Intent with EnviroLeach Technologies Inc. and Golden Predator Mining Corp. to establish Group 11. The Company has determined that it exercises significant influence over Group 11 and accounts for this investment using the equity method of accounting. During the year ended December 31, 2021, Group 11 completed a private placement financing, resulting in the issuance of additional shares and a dilution of the Company’s ownership in the associate to 34.46%. During the year ended December 31, 2022, Group 11 issued additional shares resulting in the dilution of the Company’s ownership in the associate to 33.71%.

As of December 31, 2022, Group 11 has severely constrained its activities as financing is unavailable in its market. The Company, determined its investment to be unrecoverable and wrote off the balance of its investment.

The Company’s proportional share in the associate at the last available date, June 30th, 2022, is as follows:

	Assets	Liabilities	Revenues	Expenses
	$	$	$	$
Year ended December 31, 2021
Current	1,078,019	120,569	-	-
Non-current	751,065	-	-	-
Loss from operating expenses	-	-	-	(755,943)
	1,829,084	120,569	-	(755,943)

Year ended December 31, 2022
Current	609,704	39,259	-	-
Non-current	729,261	-	-	-
Loss from operating expenses	-	-	-	(415,769)
	1,338,965	39,259	-	(415,769)

The Company’s percentage ownership				33.71%

The investment in associate continuity summary is as follows:

Investment in associate
$
Balance, December 31, 2020	451,221

Adjustments to carrying value:
Proportionate share of net loss	(260,055)
Adjustment to investment in Group 11	469,320
Dilution loss	(95,680)
Currency translation adjustment	(466)
Balance, December 31, 2021	564,340

Adjustments to carrying value:
Proportionate share of net loss through June 30	(143,286)
Adjustment to investment in Group 11 through June 30	15,675
Write-off of investment	(443,614)
Currency translation adjustment	6,885
Balance, December 31, 2022	-